Long-term debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-term Debt

10.    Long-term Debt

The Company received the Canada Emergency Business Account loan (“CEBA loan”) in the amount of $31,017 delivered through its financial institution during the year ended December 31, 2020. The CEBA loan bears interest at 0% per annum until December 31, 2022. If the CEBA loan is not repaid in full by December 31, 2022, the remaining balance will be converted to a 3-year term loan at 5% annual interest, paid monthly, effective January 1, 2023, with payment due in full on December 31, 2025. If $23,556 of the outstanding principal is repaid by December 31, 2022, then the remaining $7,461 of the principal will be forgiven. The forgivable portion of the CEBA loan has been recognized in other income on the consolidated statements of comprehensive loss as it relates to expenses incurred in the current year.

During the year ended December 31, 2021, the Company made a full repayment of the outstanding principal on the CEBA loan. The balance outstanding as at December 31, 2021 was $nil (2020 — $23,556).